PARENT COMPANY FINANCIAL INFORMATION - Statement of Cash Flows (Details) - USD ($)		12 Months Ended
		Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income/(loss)		$ 1,645,158,000		$ 1,077,399,000		$ 932,902,000
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred tax (benefit)/expense		(129,716,000)		(354,342,000)		(430,134,000)
Equity in net (income)/loss less dividends from subsidiaries:
Depreciation, amortization, and accretion		2,490,780,000		2,603,657,000		2,617,812,000
Other operating activities, net		(4,813,000)		27,259,000		1,543,000
NET CASH PROVIDED BY OPERATING ACTIVITIES		2,007,233,000		1,158,322,000		1,907,345,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of other investments		(754,176,000)		(702,739,000)		(1,118,344,000)
Other investing activities, net		73,115,000		131,690,000		60,399,000
NET CASH (USED IN) / PROVIDED BY INVESTING ACTIVITIES		(2,060,201,000)		3,087,029,000		2,138,154,000
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends paid on common stock		(1,531,700,000)		(1,301,927,000)		(3,090,774,000)
Preferred stock offering		0		0		1,500,000,000
Other financing activities, net		(32,343,000)		36,212,000		16,710,000
NET CASH (USED IN) / PROVIDED BY FINANCING ACTIVITIES		(3,827,135,000)		662,526,000		(1,941,684,000)
NET CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH		(3,880,103,000)		4,907,877,000		2,103,815,000
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF PERIOD		23,576,006,000	[1]	18,668,129,000	[1]	16,564,314,000
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, END OF PERIOD	[1]	19,695,903,000		23,576,006,000		18,668,129,000
Non cash loan renewals		0		500,000,000.0		1,000,000,000.0
Cash and cash equivalents		14,373,816,000		18,546,918,000		13,100,000,000
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income/(loss)		1,645,158,000		1,077,399,000		932,902,000
Adjustments to reconcile net income to net cash provided by operating activities:
Deferred tax (benefit)/expense		(113,590,000)		(29,764,000)		35,113,000
Equity in net (income)/loss less dividends from subsidiaries:
Bank subsidiaries		(10,957,000)		(541,960,000)		27,186,000
Non-bank subsidiaries		(383,034,000)		203,836,000		984,133,000
Depreciation, amortization, and accretion		51,459,000		48,570,000		38,154,000
Other operating activities, net		(485,000)		218,380,000		(342,488,000)
NET CASH PROVIDED BY OPERATING ACTIVITIES		1,188,551,000		976,461,000		1,675,000,000
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from sales and maturities of other investments		11,120,000		0		0
Purchases of other investments		(69,929,000)		(43,599,000)		(4,538,000)
Net capital returned from/(contributed to) subsidiaries		13,858,000		(2,826,000)		(140,415,000)
Originations of loans to subsidiaries		(37,998,550,000)		(40,676,600,000)		(25,008,600,000)
Repayments of loans by subsidiaries		38,488,300,000		40,175,225,000		23,312,075,000
Outlays for business acquisitions		(808,419,000)		0		0
Proceeds from business divestitures		0		74,543,000		0
Purchases of premises and equipment		(23,313,000)		(12,392,000)		(13,058,000)
Other investing activities, net		41,577,000		0		0
NET CASH (USED IN) / PROVIDED BY INVESTING ACTIVITIES		(345,356,000)		(485,649,000)		(1,854,536,000)
CASH FLOWS FROM FINANCING ACTIVITIES:
Repayment of Parent Company debt obligations		(3,033,578,000)		(1,500,000,000)		0
Net proceeds received from Parent Company debt obligations		2,843,589,000		3,237,638,000		1,991,615,000
Dividends paid on preferred stock		(176,700,000)		(176,927,000)		(90,774,000)
Dividends paid on common stock		(1,355,000,000)		(1,125,000,000)		(3,000,000,000)
Proceeds from business divestitures, net of tax		0		51,278,000		0
Preferred stock offering		0		0		1,500,000,000
Other financing activities, net		(4,229,000)		0		0
NET CASH (USED IN) / PROVIDED BY FINANCING ACTIVITIES		(1,727,567,000)		484,862,000		404,776,000
NET CHANGE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH		(884,372,000)		975,674,000		225,240,000
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, BEGINNING OF PERIOD		3,901,108,000		2,925,434,000		2,700,194,000
CASH, CASH EQUIVALENTS AND RESTRICTED CASH, END OF PERIOD		3,016,736,000		3,901,108,000		2,925,434,000
Cash and cash equivalents		2,874,193,000		3,833,795,000		2,900,000,000
Restricted cash		142,543,000		67,313,000		66,800,000
Parent Company | Subsidiary Banks
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends		1,380,000,000		160,000,000		420,000,000
Parent Company | Non-Bank Subsidiaries
CASH FLOWS FROM FINANCING ACTIVITIES:
Net change in borrowings from non-bank subsidiaries		(1,649,000)		(2,127,000)		3,935,000
Dividends		$ 500,000,000		$ 1,000,000,000		$ 1,758,963,000

[1]	The years ended December 31, 2025, 2024 and 2023 include cash and cash equivalents balances of $14.4 billion, $18.5 billion and $13.1 billion, respectively, and restricted cash balances of $5.3 billion, $5.0 billion and $5.5 billion, respectively.